COMMITMENTS AND CONTINGENCIES (Details Narrative) - USD ($)							3 Months Ended		12 Months Ended
	Nov. 25, 2021	Jan. 02, 2021	Oct. 26, 2020	Aug. 27, 2020	Oct. 30, 2019	Aug. 27, 2019	Jun. 30, 2022	Jun. 30, 2021	Mar. 31, 2022	Mar. 31, 2021	Oct. 28, 2020	Sep. 07, 2020
Product Liability Contingency [Line Items]
Rent expenses							$ 20,337	$ 17,337	$ 73,348	$ 38,591
Lease expiration date					Apr. 30, 2020
Office Spacein Executive Suite [Member]
Product Liability Contingency [Line Items]
Rent expenses		$ 279		$ 259		$ 259	837	837	3,348	2,391
Security deposit												$ 259
Principal Office [Member]
Product Liability Contingency [Line Items]
Rent expenses					$ 8,700				0	8,700
Security deposit					$ 8,700
Principal Office [Member] | Operating Lease Agreement [Member]
Product Liability Contingency [Line Items]
Rent expenses	$ 6,500		$ 5,500				$ 19,500	$ 16,500	$ 70,000	$ 27,500
Security deposit	$ 6,500										$ 5,500